Accumulated Other Comprehensive Income (Loss) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Abstract]
Schedule of accumulated other comprehensive income (loss), net of tax
	Foreign currency translation	Total
	US$	US$

Balance as of December 31, 2016	(2,626)	(2,626)
Current year other comprehensive income	2,119	2,119
Balance as of December 31, 2017	(507)	(507)
Current year other comprehensive income	1,332	1,332
Balance as of March 31, 2018	825	825

	Foreign currency translation	Total
	US$	US$

Balance as of January 1, 2015	139	139
Current year other comprehensive loss	(1,288)	(1,288)
Balance as of December 31, 2015	(1,149)	(1,149)
Current year other comprehensive loss	(1,477)	(1,477)
Balance as of December 31, 2016	(2,626)	(2,626)
Current year other comprehensive income	2,119	2,119
Balance as of December 31, 2017	(507)	(507)